INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
4.	INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
AVAILABLE FOR SALE
Corporate debt securities	$104,760	$355	$(207)	$104,908
Foreign debt securities [1]	26,583	35	(75)	26,543
Obligations of states and political subdivisions	1,330	—	(1)	1,329

Total	$132,673	$390	$(283)	$132,780

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
HELD TO MATURITY
Obligations of states and political subdivisions	$3,995	$85	$—	$4,080

Total	$3,995	$85	$—	$4,080

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
AVAILABLE FOR SALE
Corporate debt securities	$104,316	$204	$(181)	$104,339
Foreign debt securities [1]	22,878	11	(38)	22,851
Obligations of states and political subdivisions	1,630	—	(9)	1,621

Total	$128,824	$215	$(228)	$128,811

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
HELD TO MATURITY
U.S. government agency securities	$625	$—	$(1)	$624
Corporate debt securities	1,061	13	—	1,074
Obligations of states and political subdivisions	4,495	—	(68)	4,427

Total	$6,181	$13	$(69)	$6,125

Proceeds from sales of investments during the fiscal year 2019 were $1.4 million and the Company recorded gross realized investment losses of $2 thousand during this same period. During fiscal year 2018, the Company recorded gross realized investment securities gains of $2 thousand and received proceeds from sales of investment securities of $1.3 million. There were no sales of investment securities during the fiscal year of 2017.

The amortized cost and fair values of investment securities at June 30, 2019, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$6,964	$125,709	$—	$—	$132,673
Fair value	6,976	125,804	—	—	132,780
Weighted average yield	2.93%	3.33%	—%	—%	3.31%
HELD TO MATURITY
Amortized cost	$500	$3,495	$—	$—	$3,995
Fair value	500	3,580	—	—	4,080
Weighted average yield	2.65%	3.23%	—%	—%	3.16%

At June 30, 2019, investment securities with amortized costs of $3.5 million and fair values of $3.6 million, were pledged to secure borrowings with the Federal Home Loan Bank. At June 30, 2018, investment securities with amortized costs of $4.1 million and fair values of $4.1 million were pledged to secure borrowings with the Federal Home Loan Bank.